Reconciliation of Federal Statutory Tax Rate to Effective Income Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Examination [Line Items]
Income (loss) from continuing operations before tax	$ 237	$ 82	$ 606	$ 130	$ (143)
Statutory U.S. federal income tax rate			212	46	(50)
State income tax, net of federal income tax effect			(16)	(1)	(7)
Benefit on tax favored investments			(9)	(26)	(32)
Effect of foreign operations			(66)	(48)	(88)
Interest on uncertain tax positions			(3)	0	(6)
Non-deductible expenses			3	(1)	3
Non-deductible goodwill related to sale of subsidiary			0	16	0
Non-deductible goodwill			19	0	0
Tax benefits related to separation from our former parent			0	0	(106)
Other, net			(2)	3	7
Effective rate			$ 138	$ (11)	$ (279)
Statutory U.S. federal income tax rate			35.00%	35.00%	35.00%
Increase (reduction) in rate resulting from:
State income tax, net of federal income tax effect			(2.70%)	(1.10%)	4.70%
Benefit on tax favored investments			(1.40%)	(20.30%)	22.70%
Effect of foreign operations			(10.90%)	(36.70%)	61.40%
Interest on uncertain tax positions			(0.60%)	(0.10%)	4.50%
Non-deductible expenses			0.50%	(0.50%)	(1.90%)
Non-deductible goodwill related to sale of subsidiary			0.00%	12.40%	0.00%
Non-deductible goodwill			3.10%	0.00%	0.00%
Tax benefits related to separation from our former parent			0.00%	0.00%	74.50%
Other, net			(0.20%)	2.80%	(5.80%)
Effective rate			22.80%	(8.50%)	195.10%